For better presentation of the transactions, the balance priorly presented in Capital reserves was split between Capital reserves and Other equity transactions. In the current presentation, Capital reserves contemplate only the balances related with resul (Details) - BRL (R$)
R$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Capital reserve	R$ 141,834	R$ 141,834
Other equity transactions	(80,313)	246
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Capital reserve	61,521	142,080
Other equity transactions	(80,313)	246
Share based payment	213,825	214,711
Acquisition of non-controlling entities	(293,918)	(214,245)
Capital transactions with subsidiaries	R$ (220)	R$ (220)